Retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Disclosure of main actuarial assumptions used to measure the retirement benefit obligations	The main actuarial assumptions used to measure the retirement benefit obligations are as follows:

ACTUARIAL ASSUMPTIONS	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Retirement age	65 years for key management / 63 years for other employees	65 years for key management / 64 years for other employees	65 years for key management / 64 years for other employees
Collective agreement	Pharmaceutical industry	Pharmaceutical industry	Pharmaceutical industry
Discount Rate (IBoxx Corporates AA)	0.90%	3.34%	3.70%
Mortality rate table	INSEE 2016-2018	INSEE 2016-2018	INSEE 2016-2018
Salary increase rate	3% for key management / 2.55% for other employees	3% for key management / 2.55% for other employees	3.00%
Turnover rate	Decreasing from 5.80% at 20 years-old to 0.05% from 55 years-old	Decreasing rates by age and zero from age 55, generating an average exit rate for 2025 of 2.05%	Decreasing rates by age and zero from age 55, generating an average exit rate for 2025 of 2.02%.
Employee contribution rate	45%	45%	45%

Disclosure of changes in projected benefit obligation	Changes in the projected benefit obligation for the periods presented were as follows:

(In thousands of euros)	RETIREMENT BENEFIT OBLIGATIONS
AS OF JANUARY 1, 2023	610
Service cost	109
Interest cost	23
Actuarial gains and losses	(112)
AS OF DECEMBER 31, 2023	629
Service cost	115
Interest cost	22
Benefits paid	(41)
Actuarial gains and losses	31
AS OF DECEMBER 31, 2024	756
Current service cost	141
Past services cost	(205)
Interest cost	29
Actuarial gains and losses	(93)
AS OF DECEMBER 31, 2025	627